Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ (9,187)	[1]	$ (8,858)	[1]	$ (10,827)
Ending balance	(8,010)		(9,187)	[1]	(8,858)	[1]
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(39,794)		(39,511)		(37,444)
Additions	2,668		4,112		2,166
Disposals	(1,194)		(3,885)		(145)
Reclassification	0
Exchange difference	47		56		46
Ending balance	(41,315)		(39,794)		(39,511)
Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,607		30,653		26,617
Disposals	683		3,850		135
Reclassification	0				(56)
Exchange difference	27		52		45
Depreciation charge for the year	3,354		3,677		4,070
Impairment	0		75
Ending balance	33,305		30,607		30,653
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(107)		(120)		(296)
Ending balance	(151)		(107)		(120)
Leasehold improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,340)		(1,271)		(1,253)
Additions	16		78		15
Disposals	(20)		(14)		0
Reclassification	94
Exchange difference	7		5		3
Ending balance	(1,437)		(1,340)		(1,271)
Leasehold improvements | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,233		1,151		957
Disposals	12		14		0
Reclassification	(19)				0
Exchange difference	1		4		4
Depreciation charge for the year	45		92		190
Impairment	0		0
Ending balance	1,286		1,233		1,151
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,112)		(4,605)		(5,825)
Ending balance	(4,037)		(4,112)		(4,605)
Plant and equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(27,435)		(29,203)		(28,027)
Additions	1,842		1,594		1,274
Disposals	(415)		(3,401)		(130)
Reclassification	0
Exchange difference	(20)		39		32
Ending balance	(28,842)		(27,435)		(29,203)
Plant and equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,323		24,598		22,202
Disposals	372		3,389		120
Reclassification	0				(56)
Exchange difference	(15)		36		30
Depreciation charge for the year	1,869		2,003		2,430
Impairment	0		75
Ending balance	24,805		23,323		24,598
IT and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(312)		(84)		(150)
Ending balance	(448)		(312)		(84)
IT and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,006)		(3,634)		(3,608)
Additions	373		367		30
Disposals	(3)		(7)		(15)
Reclassification	(94)
Exchange difference	60		12		11
Ending balance	(4,342)		(4,006)		(3,634)
IT and office equipment | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,694		3,550		3,458
Disposals	3		6		15
Reclassification	19				0
Exchange difference	41		12		11
Depreciation charge for the year	181		138		96
Impairment	0		0
Ending balance	3,894		3,694		3,550
Right of use
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,656)		(4,049)		(4,556)
Ending balance	(3,374)		(4,656)		(4,049)
Right of use | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,013)		(5,403)		(4,556)
Additions	437		2,073		847
Disposals	(756)		(463)		0
Reclassification	0
Exchange difference	0		0		0
Ending balance	(6,694)		(7,013)		(5,403)
Right of use | Depreciation and impairment:
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,357		1,354		0
Disposals	296		441		0
Reclassification	0				0
Exchange difference	0		0		0
Depreciation charge for the year	1,259		1,444		1,354
Impairment			0
Ending balance	$ 3,320		$ 2,357		$ 1,354

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2